Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$281,318,946.36	0.6666326	$254,714,802.94	0.6035896	$26,604,143.42
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$516,548,946.36	0.3470895	$489,944,802.94	0.3292131	$26,604,143.42

Weighted Avg. Coupon (WAC)	3.94%		3.96%
Weighted Avg. Remaining Maturity (WARM)	35.65		34.88
Pool Receivables Balance	$553,073,175.41		$526,068,539.98
Remaining Number of Receivables	50,445		49,460

Adjusted Pool Balance	$547,202,690.72		$520,598,547.30

III. COLLECTIONS

Principal:
Principal Collections	$26,270,290.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$440,261.18
Total Principal Collections	$26,710,551.36

Interest:
Interest Collections	$1,761,074.93
Late Fees & Other Charges	$58,052.53
Interest on Repurchase Principal	$-
Total Interest Collections	$1,819,127.46

Collection Account Interest	$230.45
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$28,529,941.82

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$28,529,941.82
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$28,529,941.82
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$460,894.31		$460,894.31	$460,894.31
Collection Account Interest					$230.45
Late Fees & Other Charges					$58,052.53
Total due to Servicer					$519,177.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$131,282.17		$131,282.17
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$233,282.17		$233,282.17	$233,282.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$27,701,646.11

7. Regular Principal Distribution Amount:					$26,604,143.42

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,604,143.42
Class A-4 Notes				$-
Class A Notes Total:		$26,604,143.42		$26,604,143.42
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$26,604,143.42		$26,604,143.42

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,097,502.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,870,484.69
Beginning Period Amount	$5,870,484.69
Current Period Amortization	$400,492.02
Ending Period Required Amount	$5,469,992.68
Ending Period Amount	$5,469,992.68
Next Distribution Date Amount	$5,090,645.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.60%	5.89%	5.89%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	26
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.78%	48,855	98.35%	$517,374,641.63
30 - 60 Days	0.92%	454	1.25%	$6,556,826.83
61 - 90 Days	0.26%	130	0.35%	$1,851,921.87
91 + Days	0.04%	21	0.05%	$285,149.65
		49,460		$526,068,539.98
Total
Delinquent Receivables 61 + days past due	0.31%	151	0.41%	$2,137,071.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	190	0.51%	$2,809,039.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.43%	221	0.57%	$3,351,099.87
Three-Month Average Delinquency Ratio	0.37%		0.50%

Repossession in Current Period		22		$342,519.06
Repossession Inventory		85		$256,545.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$734,345.25
Recoveries				$(440,261.18)
Net Charge-offs for Current Period				$294,084.07

Beginning Pool Balance for Current Period				$553,073,175.41

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.69%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.56%

Cumulative Net Losses for All Periods				$11,421,833.42
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$1,699,780.16
Number of Extensions				109